Borrowing Arrangements - Loan and Security Agreement (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Oct. 13, 2021	Sep. 30, 2022	Dec. 31, 2021	Jan. 11, 2022	Oct. 31, 2021	Jun. 30, 2021	Jun. 23, 2021
TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity					$ 150,000		$ 50
Extinguishment of debt amount	$ 6,000
Loss on extinguishment of debt		$ 38,939	$ 319
Noncash reduction in debt		39,397	6,000
Noncash increase in debt		$ 39,397	6,000
Stated percentage		8.95%
Loan and Security Agreement | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity	150,000				$ 150,000
Extinguishment of debt amount	6,000
Loss on extinguishment of debt	300
Noncash reduction in debt	6,000
Noncash increase in debt	14,000		$ 14,000
Debt to same lender group treated as modification	14,000
Stated percentage		10.00%
Loan and Security Agreement | TEMPO AUTOMATION INC | Scenario Before The Occurrence Of The Public Trading Trigger
Borrowing Arrangements
Stated percentage		10.50%	10.50%
Rate in addition to prime		7.25%	7.25%
Loan and Security Agreement | TEMPO AUTOMATION INC | Scenario After The Occurrence Of The Public Trading Trigger
Borrowing Arrangements
Stated percentage		9.50%	9.50%
Rate in addition to prime		6.25%	6.25%
Loan and Security Agreement, Tranche 1
Borrowing Arrangements
Maximum borrowing capacity				$ 30,000
Loan and Security Agreement, Tranche 1 | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity	20,000			30,000		$ 20,000
Stated percentage		2.00%
Loan and Security Agreement, Tranche 2
Borrowing Arrangements
Maximum borrowing capacity				$ 10,000
Loan and Security Agreement, Tranche 2 | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity	20,000					20,000
Loan and Security Agreement, Tranche 3 | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity	40,000					40,000
Loan and Security Agreement, Tranche 4 | TEMPO AUTOMATION INC
Borrowing Arrangements
Maximum borrowing capacity	$ 70,000					$ 70,000